Document and Entity Information	3 Months Ended
Nov. 30, 2019
Document And Entity Information
Entity Registrant Name	GRIDIRON BIONUTRIENTS, INC.
Entity Central Index Key	0001629205
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
EntityAddressAddressLine1	2701 Northgate Lane.
EntityAddressAddressLine2	Ste. 1G
EntityAddressPostalZipCode	89706
EntityTaxIdentificationNumber	364797193
EntityAddressCityOrTown	Carson City
LocalPhoneNumber	570-0438
CityAreaCode	800
EntityAddressStateOrProvince	NEVADA